OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OTHER LIABILITIES [Abstract]
Advance subsidy from local authorities of Zhuhai, the PRC	$ 232	$ 714	$ 299
Other liabilities	1,929	1,774
Other liabilities, current	1,929	1,362
Other liabilities, noncurrent		412
Fair value of advances from the PRC	$ 1,831	$ 1,666	$ 1,970